Document and Entity Information	Jul. 01, 2021	Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type		8-K
Entity Registrant Name		DHI Group, Inc.
Entity Incorporation, State or Country Code		DE
Entity Address, Postal Zip Code		80111
City Area Code		212
Local Phone Number		448-6605
Entity Address, Address Line One		6465 South Greenwood Plaza
Entity Address, City or Town		Centennial
Entity Address, Address Line Two		Suite 400
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		DHX
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity File Number		001-33584
Entity Tax Identification Number		20-3179218
Document Information [Line Items]
Entity Central Index Key		0001393883
Document Type		8-K
Document Fiscal Year Focus		2021
Document Fiscal Period Focus		FY
Amendment Flag		false
Entity Address, Postal Zip Code		80111
Entity Address, Address Line One		6465 South Greenwood Plaza
Entity Address, Address Line Two		Suite 400
Entity Address, City or Town		Centennial
Entity Address, State or Province		CO
Entity Emerging Growth Company		false
Pre-commencement Issuer Tender Offer		false
Pre-commencement Tender Offer		false
Soliciting Material		false
Written Communications		false
Document Period End Date	Jul. 01, 2021
Document Report Date	Jul. 01, 2021